Morgan, Lewis & Bockius

One Federal Street

Boston, Massachusetts02110

November 25, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C.20549

Re:	Master Portfolio Trust (filing relates solely to Ultra Short Obligations Portfolio)

(File No. 811-10407)

Ladies and Gentlemen:

On behalf of Master Portfolio Trust, a Maryland statutory trust (the “Trust”), we are hereby filing Amendment No. 50 to the registration statement for the Trust on Form N-1A.

Please call the undersigned at (617) 951-8267 or Mari Wilson at (617) 951-8381 with any comments or questions relating to the filing.

Sincerely,
/s/ Barry N. Hurwitz
Barry N. Hurwitz